Document and entity information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Creation Date	Apr 27, 2012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	eFuture Information Technology Inc.
Entity Central Index Key	0001329365
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity common stock, shares outstanding	3,977,221

CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets [Abstract]
Cash and cash equivalents	$ 9,081,345	57,157,078	73,250,856
Trade receivables , net of allowance for doubtful accounts of CNY 2,987,733 and CNY 3,559,207 ($565,501), respectively	3,162,529	19,904,642	14,577,251
Refundable value added tax	1,104,390	6,950,923	2,655,666
Advances to employees	277,956	1,749,427	2,469,570
Advances to suppliers	52,597	331,040	2,050,911
Other receivables due from previously consolidated entities	169,529	1,067,000	3,095,000
Other receivables	321,113	2,021,053	2,361,686
Prepaid expenses	232,800	1,465,219	670,619
Inventory and work in process, net of inventory provision of CNY 3,138,266 and CNY 4,507,846 ($716,225), respectively	4,448,989	28,001,490	15,625,686
Current assets of discontinued operations			1,593,013
Total current assets	18,851,248	118,647,872	118,350,258
Non-current assets [abstract]
Long-term investments, net of impairment of nil and CNY 240,000($38,132), respectively			240,000
Deferred loan costs			471,808
Property and equipment, net of accumulated depreciation of CNY 4,641,786 and CNY 5,748,528($913,349), respectively	624,570	3,930,974	4,617,831
Intangible assets, net of accumulated amortization of CNY 54,687,822 and CNY 65,846,644($10,461,978), respectively	2,731,371	17,190,976	24,264,471
Goodwill	12,810,128	80,625,667	80,625,667
Non-current assets of discontinued operations			13,262,120
Total non-current assets	16,166,069	101,747,617	123,481,897
Total assets	35,017,317	220,395,489	241,832,155
Current liabilities [Abstract]
Trade payables	1,986,146	12,500,602	6,763,668
Other payables	1,990,070	12,525,300	11,236,527
Accrued expenses	2,298,116	14,464,113	16,000,966
Taxes payable	668,224	4,205,734	6,508,039
Advances from customers	7,889,180	49,653,714	42,688,878
Deferred tax liabilities, current portion	99,080	623,600	995,104
Liabilities of discontinued operations			18,182,475
Total current liabilities	14,930,816	93,973,063	102,375,657
Long-term liabilities [Abstract]
10% CNY 6,600,000 and nil convertible notes payable, net of CNY 6,552,850 and nil of unamortized discount, respectively			47,150
Derivative liabilities	503	3,168	354,420
Deferred tax liabilities	65,640	413,130	2,733,107
Total long-term liabilities	66,143	416,298	3,134,677
Equity [abstract]
Ordinary shares, $0.0756 U.S.dollars par value; 6,613,756 shares authorized; 3,599,536 shares and 3,977,221 shares issued and outstanding, respectively	373,865	2,353,068	2,161,766
Additional paid-in capital	35,814,236	225,411,222	220,293,916
Statutory reserves	525,195	3,305,527	3,084,020
Accumulated deficits	(16,692,938)	(105,063,689)	(86,011,313)
Total eFuture Information Technology Inc. Shareholders' Equity	20,020,358	126,006,128	139,528,389
Non-controlling interest			(3,206,568)
Total equity	20,020,358	126,006,128	136,321,821
Total liabilities and equity	$ 35,017,317	220,395,489	241,832,155

CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues [abstract]
Software revenue	$ 8,357,160	52,599,132	63,887,988	54,187,769
Hardware revenue	6,170,774	38,838,235	35,805,127	21,518,084
Service fee revenue	13,189,138	83,011,113	52,209,569	33,130,034
Total Revenues	27,717,072	174,448,480	151,902,684	108,835,887
Cost of revenues [abstract]
Cost of software revenue	(2,011,292)	(12,658,868)	(11,952,426)	(13,805,682)
Cost of hardware revenue	(5,149,900)	(32,412,956)	(31,282,457)	(17,294,931)
Cost of service fee revenue	(9,197,065)	(57,885,408)	(30,748,994)	(22,067,175)
Amortization of acquired technology	(1,245,486)	(7,838,965)	(10,353,492)	(11,513,910)
Amortization of software costs	(527,472)	(3,319,857)	(4,734,364)	(4,280,233)
Impairment loss of intangible assets	(657,016)	(4,135,194)	(2,401,502)
Total Cost of Revenues	(18,788,231)	(118,251,248)	(91,473,235)	(68,961,931)
Gross Profit	8,928,841	56,197,232	60,429,449	39,873,956
Operating Expenses [abstrct]
Research and development expenses	(741,372)	(4,666,122)	(8,152,923)	(3,165,788)
General and administrative expenses	(7,345,423)	(46,231,355)	(39,253,368)	(33,620,855)
Selling and distribution expenses	(3,947,512)	(24,845,248)	(34,755,979)	(27,519,934)
Total Operating Expenses	(12,034,307)	(75,742,725)	(82,162,270)	(64,306,577)
Loss from operations	(3,105,466)	(19,545,493)	(21,732,821)	(24,432,621)
Other income (expenses) [abstract]
Interest income	84,876	534,203	588,600	589,508
Interest expenses	(87,440)	(550,338)	(636,050)	(450,817)
Interest expenses - amortization of discount on convertible notes payable	(1,021,922)	(6,431,872)	(13,712)	(13,316)
Interest expenses - amortization of deferred loan costs	(75,374)	(474,399)	(369,516)	(350,996)
Finance cost - exchange warrants			(1,443,888)
Loss on investments	(38,132)	(240,000)	(54,192)
Gains on derivative liabilities	55,223	347,565	3,429,479	1,290,329
Other income	138,816	873,697
Foreign currency exchange loss	(5,857)	(36,864)	(530,939)	(133,087)
Loss from continuing operations before income tax	(4,055,276)	(25,523,501)	(20,763,039)	(23,501,000)
Less: Income tax benefit	(90,859)	(571,857)	(1,770,001)	(1,513,216)
Loss from continuing operations	(3,964,417)	(24,951,644)	(18,993,038)	(21,987,784)
Less: Net loss attributable to the non-controlling interest	(81,257)	(511,423)	(1,606,146)	(2,099,874)
Net loss from continuing operations attributable to eFuture Information Technology Inc.	(3,883,160)	(24,440,221)	(17,386,892)	(19,887,910)
Discontinued operations [abstract]
Gain (Loss) from discontinued operations(including gain on disposal of nil, CNY 3,427,236 and CNY 6,701,170($1,064,709), respectively)	891,236	5,609,352	63,471	(5,260,675)
Less: Income tax expenses				116,912
Gain (Loss) from discontinued operations	891,236	5,609,352	63,471	(5,377,587)
Net loss	$ (2,991,924)	(18,830,869)	(17,323,421)	(25,265,497)
Earnings (Loss) per ordinary share [abstract]
Basic	$ (0.72)	(4.56)	(4.53)	(7.51)
Continuing operations	$ (0.94)	(5.92)	(4.55)	(5.91)
Discontinued operations	$ 0.22	1.36	0.02	(1.6)
Diluted	$ (0.72)	(4.56)	(4.53)	(7.51)
Continuing operations	$ (0.94)	(5.92)	(4.55)	(5.91)
Discontinued operations	$ 0.22	1.36	0.02	(1.6)
Basic Weighted-average Shares Outstanding	4,130,221	4,130,221	3,822,386	3,362,986
Fully-Diluted Weighted-average Shares Outstanding	4,130,221	4,130,221	3,831,803	3,396,881

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY	Total USD ($)	Total CNY	Shares [Member]	Amount [Member] USD ($)	Amount [Member] CNY	Additional Paid-in Capital [member] USD ($)	Additional Paid-in Capital [member] CNY	Statutory Reserves [member] USD ($)	Statutory Reserves [member] CNY	Accumulated Deficits [member] USD ($)	Accumulated Deficits [member] CNY	Non-controlling Interest [member] USD ($)	Non-controlling Interest [member] CNY
Balance at Dec. 31, 2008		134,959,886			2,039,196		173,054,651		3,084,020		(43,422,395)		204,414
Balance (in shares) at Dec. 31, 2008			3,362,241
Issuance of ordinary shares in Health Field acquisition		594,383			3,188		591,195
Issuance of ordinary shares in Health Field acquisition,Shares			6,183
Compensation expenses for options granted to employees		4,464,698					4,464,698
Compensation expenses for restricted shares awarded to directors and senior managements		1,711,356					1,711,356
Net loss		(27,365,371)									(25,265,497)		(2,099,874)
Balance at Dec. 31, 2009		114,364,952			2,042,384		179,821,900		3,084,020		(68,687,892)		(1,895,460)
Balance (in shares) at Dec. 31, 2009			3,368,424
Issuance of ordinary shares in Royalstone acquisition		6,426,470			31,202		6,395,268
Issuance of ordinary shares in Royalstone acquisition,Shares			60,405
Issuance of ordinary shares in Proadvancer acquisition		15,000,000			87,600		14,912,400
Issuance of ordinary shares in Proadvancer acquisition,Shares			169,584
Issuance of ordinary shares to certain managements		12,158,096					12,158,096
Issuance of ordinary shares to warrants holders		1,443,888					1,443,888
Exercise of options by employees		36,069			580		35,489
Exercise of options by employees,Shares			1,123
Compensation expenses for options granted to employees		3,930,160					3,930,160
Compensation expenses for restricted shares awarded to directors and senior managements		1,596,715					1,596,715
Disposal of Biaoshang		295,038											295,038
Net loss		(18,929,567)									(17,323,421)		(1,606,146)
Balance at Dec. 31, 2010	21,659,356	136,321,821		343,470	2,161,766	35,001,178	220,293,916	490,001	3,084,020	(13,665,820)	(86,011,313)	(509,473)	(3,206,568)
Balance (in shares) at Dec. 31, 2010			3,599,536
Issuance of ordinary shares to certain managements				27,176	171,042	(27,176)	(171,042)
Issuance of ordinary shares to certain managements,Shares			337,685
Issuance of ordinary shares to warrants holders				3,219	20,260	(3,219)	(20,260)
Issuance of ordinary shares to warrants holders,Shares			40,000
Compensation expenses for options granted to employees	625,672	3,937,919				625,672	3,937,919
Compensation expenses for restricted shares awarded to directors and senior managements	217,781	1,370,689				217,781	1,370,689
Disposal of Wangku	590,729	3,717,991										590,729	3,717,991
Appropriation to statutory reserves of eFuture Beijing								35,194	221,507	(35,194)	(221,507)
Net loss	(3,073,180)	(19,342,292)								(2,991,924)	(18,830,869)	(81,256)	(511,423)
Balance at Dec. 31, 2011	$ 20,020,358	126,006,128		$ 373,865	2,353,068	$ 35,814,236	225,411,222	$ 525,195	3,305,527	$ (16,692,938)	(105,063,689)
Balance (in shares) at Dec. 31, 2011			3,977,221

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities [abstract]
Net loss	$ (2,991,924)	(18,830,869)	(17,323,421)	(25,265,497)
Adjustments to reconcile net loss to net cash flows provided by (used in) operating activities [abstract]
Depreciation of property and equipment	317,174	1,996,264	2,009,702	1,371,421
Amortization of intangible assets	1,780,600	11,206,919	15,408,168	16,263,531
Impairment of goodwill				762,000
Impairment of intangible assets	657,016	4,135,194	2,401,502
Amortization of discount on convertible notes payable	1,021,922	6,431,872	13,712	13,316
Amortization of deferred loan costs	75,374	474,399	369,516	350,996
Gain on extinguishment of debt	(60,835)	(382,889)
Gains on derivative liabilities	(55,223)	(347,565)	(3,429,479)	(1,290,329)
Finance cost - exchange warrants			1,443,888
Investment income	(1,026,577)	(6,461,170)	(3,373,044)
Loss on disposal of property and equipment	14,005	88,148	48,832	49,900
Allowance for doubtful accounts	450,062	2,832,646	5,482,636	4,044,232
Provision for loss in inventory and work in process	664,845	4,184,469	3,138,266	1,103,382
Compensation expenses for options granted to employees	625,672	3,937,919	3,930,160	4,464,698
Compensation expenses for restricted shares awarded to directors and senior managements	217,781	1,370,689	1,596,715	1,711,356
Deferred income taxes	(427,633)	(2,691,481)	(1,770,001)	(1,513,216)
Foreign exchange gain (loss)	(22,504)	(141,638)	295,552	(134,451)
Non-controlling interest	(81,257)	(511,423)	(1,606,146)	(2,099,874)
Changes in assets and liabilities [abstract]
Trade receivables	(1,438,178)	(9,051,744)	(3,357,770)	2,898,851
Refundable value added tax	(682,448)	(4,295,257)	(55,367)	155,403
Advances to employees	114,419	720,142	(1,886,714)	1,593,262
Advances to suppliers	270,636	1,703,355	(1,939,238)	(98,852)
Other receivables	502,646	3,163,605	(321,291)	(3,077,188)
Prepaid expenses	(126,249)	(794,600)	757,414	(744,422)
Inventory and work in process	(2,630,243)	(16,554,487)	(13,226,638)	(3,771,348)
Trade payables	959,168	6,036,907	(2,108,399)	3,434,690
Other payables	243,666	1,533,607	2,533,262	4,770,671
Accrued expenses	(221,237)	(1,392,446)	6,094,865	3,184,765
Taxes payable	(372,630)	(2,345,297)	(677,294)	(948,478)
Advances from customers	1,186,148	7,465,494	26,218,042	3,346,161
Net cash provided by (used in) operating activities	(1,035,804)	(6,519,237)	20,667,430	10,574,980
Cash flows from investing activities [abstract]
Purchases of property and equipment	(226,517)	(1,425,678)	(2,835,284)	(3,024,457)
Payments for intangible assets	(1,306,109)	(8,220,522)	(2,455,360)	(9,226,066)
Long-term investment			(240,000)
Acquisition of Proadvancer			(15,000,000)
Cash received from disposal of property and equipment	477	3,000
Disposal of investments	936,780	5,895,999	2,633,092
Net cash used in investing activities	(595,369)	(3,747,201)	(17,897,552)	(12,250,523)
Cash flows from financing activities [abstract]
Issuance of ordinary shares for cash, net of offering costs paid			12,158,095
Proceeds from exercise of options			36,068
Cash paid for the redemption of convertible notes	(1,005,624)	(6,329,300)
Net cash provided by (used in) financing activities	(1,005,624)	(6,329,300)	12,194,163
Effect of exchange rate changes on cash and cash equivalents	(2,282)	(14,362)	(311,739)	2,685
Net increase (decrease) in cash and cash equivalents	(2,639,079)	(16,610,100)	14,652,302	(1,672,858)
Cash and cash equivalents at beginning of year	11,720,424	73,767,178	59,114,876	60,787,734
Cash and cash equivalents at end of year	9,081,345	57,157,078	73,767,178	59,114,876
Supplemental cash flow information [abstract]
Interest paid	76,590	482,048	660,000	450,826
Income tax paid	597,100	3,758,088	230,961
Non-cash Investing and Financing Activities [abstract]
Issuance of ordinary shares in Health Field acquisition				594,383
Issuance of ordinary shares in Royalstone acquisition			6,426,470
Issuance of ordinary shares in Proadvancer acquisition			15,000,000

Organization and Nature Of Operation	12 Months Ended
Dec. 31, 2011
Organization and Nature Of Operation [Abstract]
Organization and Nature Of Operations [Text Block]

NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

Organization

eFuture Information Technology Inc. (the “Company”) is a Cayman Islands Corporation. Its wholly owned subsidiary eFuture (Beijing) Tornado Information Technology Inc. is located in Beijing, the People’s Republic of China (the “PRC”). In August 2007, eFuture (Beijing) Tornado Information Technology Inc. was renamed as eFuture (Beijing) Royalstone Information Technology Inc. (“eFuture Beijing”). The Company is a holding company with no operations of its own. All of its operations are conducted through eFuture Beijing.

On November 6, 2007, the Company acquired 51% majority equity interests in Beijing Fuji Biaoshang Information Technology Co., Ltd. (“Biaoshang”) through certain nominee pursuant to an equity transfer agreement between the certain nominee and the original shareholders. On May 14, 2008, the Company acquired 51% majority equity interests in Beijing Wangku Hutong Information Technology Co., Ltd. (“Wangku”) through certain nominee pursuant to an equity transfer agreement between the certain nominee and the original shareholders. Biaoshang and Wangku were treated as variable interest entities (“VIEs”) before disposal (see note 13).

On July 16, 2010 and March 13, 2011, the Company disposed all its equity interest in Biaoshang and Wangku, respectively. For the years ended December 31, 2009, 2010 and 2011, the operating results of Biaoshang and Wangku were reported as discontinued operations in the consolidated statements of operations (see note 3).

The Company acquired control over a 100% equity interests in Beijing Changshengtiandi Ecommerce Co., Ltd. (“Changshengtiandi”) through certain nominees on January 18, 2011. Changshengtiandi was treated as a variable interest entity (“VIE”) for the period from January 18, 2011 to December 31, 2011 (see note 13).

The Company, its subsidiary and VIEs are collectively referred to as the “Group”.

Nature of Operations

The Group is mainly engaged in developing and selling Enterprise Resource Planning (ERP) software and providing ONE-STOP solutions for distribution, retail and logistics businesses focused on the supply chain front market for manufacturers, retailers, distributors and third party logistics, and in providing the related system integration service and technical training services. Systems integration services involve system design and system implementation through the application of the software as well as ongoing technical supporting services. Revenues are generated solely from sales to customers in China.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiary and VIEs for which the Company is the primary beneficiary. All significant transactions and balances among the Company, its subsidiary and VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company applies guidance that requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Accounting Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including trade receivables, inventory and work in process, property and equipment, intangible assets, goodwill and derivative liabilities, and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Foreign Currency Translation

The Group’s reporting and functional currency is the Renminbi (“RMB”), the official currency in the PRC. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by the People’s Bank of China (the “PBOC”)prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the applicable balance sheet dates. All such exchange gains or losses are included in foreign currency exchange gain (loss) in the consolidated statements of operations. Non-monetary assets denominated in foreign currencies have been remeasured at historical rates.

Convenience Translation

The consolidated financial statements as of and for the year ended December 31, 2011 have been translated into

U.S. dollars(“US$” or “$”) solely for the convenience of the reader. Translations of amounts from RMB into US$ have been calculated at the exchange rate of RMB6.2939per US$1.00,as published on the website of the Federal Reserve Bank of New York as at December 31, 2011. These translated U.S. dollar amounts should not be construed as representing Chinese Yuan amounts or that the Chinese Yuan amounts have been or could be converted, realized or settled into U.S. dollars at that rate on December 31, 2011, or at any other rate.

Fair Values of Financial Instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, trade receivables, other receivables, other receivables due from previously consolidated entities, advances to suppliers, refundable value added tax, advances to employees, prepaid expenses, trade payables, taxes payable, other payables, accrued liabilities and advances from customers approximates fair value due to their immediate or short-term nature. The single compound embedded derivative within convertible notes we issued was recorded at fair value at the date of issuance, which was measured by using unobservable (Level 3) inputs.

Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash on hand and demand deposits with original maturities of no more than three months. As of December 31, 2011 and 2010, RMB57.2 million(US$9.1 million) and RMB73.3millionof the Group’s cash and cash equivalents were not maintained in US banks or financial institutions, which are not protected by FDIC insurance or other insurance.

Trade and Other receivables, net

Trade receivables, net are stated at the amount management expects to collect from outstanding balances. An estimate for doubtful accounts is made when the collection is doubtful and a loss is probable and estimable. The Group maintains an allowance for potentially uncollectible trade receivables based on its assessment of the collectability of trade receivables. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s past payment history, its current credit-worthiness and current economic trends.

As of December 31, 2011, no customer individually accounted for more than 10% of total trade receivables.

Other receivables consist of miscellaneous items arising from transactions with non-trade customers.

The Group writes off receivables when they are deemed uncollectible, and payments subsequently received on the receivables for which doubtful accounts was specifically provided are recognized as other income in the consolidated financial statements.

Inventory and Work in Process

Inventory is comprised of purchased hardware and software available for resale and other consumable materials. Labor and overhead costs are allocated to each contract based on actual labor hours incurred. Work in process consists of labor and overhead costs and outsourced service fees incurred on services contracts that have not been completed. Inventory and work in process are stated at the lower of cost or net realizable value.

Provisions are made for excess, slow moving and obsolete purchased hardware and software held for resale, as well as for inventories and work in process with carrying values in excess of net realizable value. The Group uses the future selling price less the estimated taxes and future expenditure as the estimates of net realizable value on contract basis.

Deferred Offering Costs

The Group capitalizes direct and incremental costs associated with the acquisition of equity financing, which will be netted against the actual equity proceeds. If the equity offering is abandoned, the deferred offering costs will be charged to expense.

Long-term Investments

The Group accounts for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. For equity investments over which the Group does not have significant influence, cost method accounting is used.

On March 15, 2010, the Company acquired 15% of the equity interest of cFuture with total cash consideration of RMB240,000. The Company is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. As of December 31, 2011, the Company determined that such events and changes occurred and were other-than-temporary. Thus, impairment of RMB240,000 was made to write down the asset to its fair value and take the corresponding charge to the consolidated statements of operations.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets as follows:

Motor vehicles	5 Years
Leasehold improvements	shorter of 3 Years or Lease Term
Office equipment	4 Years
Communication equipment	4 Years
Software	4 Years

The cost of maintenance and repairs is charged to expense as incurred and major improvements are capitalized. Gains or losses on sales or retirements are included in the operation results in the year of disposition.

Intangible Assets - Computer Software Costs and Research and Development

The Group charges all development costs to research and development expenses which include salaries, contractor fees, utilities, administrative expenses and other allocated expenses until technological feasibility has been established. Technological feasibility is established when a detail program design or working model is completed. After reaching technological feasibility, additional software costs are capitalized until the software is available for general release to customers. The capitalized software development expenditures is subject to amortization on a straight-line basis over its estimated useful lives, which is the shorter of four years or the estimated period of realization of revenue from the related software. The subsequent expenditure in connection with major upgrade for the developed intangible assets is capitalized as incurred.

Business Combination and Goodwill

The Group accounts for business combination using the purchase method of accounting. This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and the liabilities that the Group acquires based on their estimated fair values. The Group makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities of the acquired business. In a business acquisition, any acquired intangible assets that do not meet separate recognition criteria are recognized as goodwill.

No amortization is recorded for goodwill. The Group tests goodwill on an annual basis or more frequently if an event occurs or circumstances change that could more likely than not reduce the fair value of the goodwill below its carrying amount. The impairment of goodwill is determined by estimating the fair value based upon the present value of future cash flows. In estimating the future cash flows, the Group takes into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

Impairment of Long-lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. The Group may recognize impairment of long-lived assets in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to these assets. If impairment exists, the impairment amount is recognized for the difference between the fair value of the asset and its carrying value.

Revenue Recognition

The Group recognizes revenue when (1) it has persuasive evidence of an arrangement, (2) delivery has occurred, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. Delivery does not occur until products have been shipped or services have been rendered to the client and the client has signed a completion and acceptance report, risk of loss has transferred to the client, client acceptance provisions have lapsed, or the Group has objective evidence that the criteria specified in client acceptance provisions have been satisfied. The sales price is not considered to be fixed or determinable until all contingencies related to the sale have been resolved.

The Group’s policy requires the customers to make payments before delivery has occurred or service has rendered. Such unearned amounts billed to customers are recorded as advances from customers in the Group’s consolidated financial statements, until the above criteria have been met.

Revenue from software and hardware sales represents the invoiced value of products sold, net of a value-added tax (“VAT”). All of the Group’s software and hardware that are sold in the PRC are subject to a Chinese VAT at a rate of 17% of the gross sales price or at a rate approved by the Chinese local government. This VAT may be offset by VAT paid by the Group on externally purchased software and hardware from suppliers. The VAT amounts paid and available for offset are maintained in current liabilities.

In respect of revenues on self-developed software sales, a VAT refund at a rate of 14% of the gross sales price is approved by the Chinese local government. The VAT subjected to the refund is recorded as refundable value added tax in the Group’s consolidated financial statements.

The Group provides the following products and services: self-developed software, purchased software, purchased hardware, system design and integration, and professional services, including post contract maintenance and technical support.

Software

The Group sells self-developed software and software purchased from other vendors.

For software sales, the Group recognizes revenues in accordance with ASC 985-605, Software Revenue Recognition. Revenue from perpetual (one-time charge) licensed software is recognized at the inception of the license term. Revenue from term (monthly license charge) arrangements is recognized on a subscription basis over the period that the customer is using the license. The Group does not provide any rights of return or warranties on its software.

Revenues applicable to multiple-element fee arrangements are bifurcated among the elements such as software, hardware and post-contract service using vendor-specific objective evidence of fair value. Such evidence consists of pricing of multiple elements when those same elements are sold as separate products or arrangements. Software maintenance for the first year and initial training are included in the purchase price of the software. Initial training is provided at the time of installation and is recognized as income as part of the price of the software since it is minimal in value. Maintenance is valued based on the fee schedule used by the Group for providing the regular level of maintenance service as sold to customers when renewing their maintenance contracts on a stand alone basis.

Software revenues include VAT refund received from the Chinese local government on the sales of certain software. Such refund is granted to the Group as part of the PRC government’s policy to encourage software development in the PRC, and is recorded as a component of revenue when the relevant compliance requirements are met, there are no further obligations, and are not subject to future returns or reimbursements.

Hardware

Revenue from hardware sales is recognized when the product is shipped to the customer and there are no unfulfilled obligations that affect the customer’s final acceptance of the arrangement. If hardware deliverable is one of the elements in a multiple-elements arrangement, the Group recognizes revenues in accordance with ASC subtopic 605-25 (“ASC 605-25”),  Revenue recognition: Multiple-Element Arrangements. Because generally the hardware is a standalone sale and the software components are not essential to the functionality of hardware. Revenue of hardware is carved out from the total consideration based on best estimated selling price which is cost plus a reasonable margin. The software components is within the scope of ASC985-605, which should applied the same method as software deliverables. By the adoption of ASU2009-13 and ASU 2009-14 in 2011, there was no material impact on the consolidated financial statements.

Services

Professional service

The Group provides system integration which involves the design and development of complex IT systems to the customer’s specifications. These services are provided on a fixed-price contract and the contract terms are generally short-term. Revenue is recognized on the completed contract method when delivery and acceptance is determined by a completion report signed by the customer.

The Group offers telephone and minimal on-site support to its customers. Revenue from maintenance services and technical support is recognized over the period of the agreement.

For those contracts containing multiple-delivery elements of software, customization, training and 1 year maintenance service, residual method under ASC985-605 is adopted. Vendor-specific objective evidence is only established for maintenance service by the renewal contract quoted at certain percentage of original contract price. There was no vendor-specific objective evidence established for other deliverables. If contract only contains a completion date, then upon the date obtained the "Final Acceptance Report" from customer, part of contract amount is recognised as revenue on completion method; the remaining part will be recognised evenly over the free maintenance service period.

Cost of Revenues

Costs associated with contracts are deferred and recognized as inventory and work in process until the services are rendered, the products and software are installed and delivered to and accepted by the customer. When the criteria for revenue recognition have been met, costs incurred are recognized as cost of revenues. Cost of revenues include labor costs, materials, overhead expenses, business taxes related to certain services revenues and other expenses associated with the development of IT systems to customers’ specifications, the cost of purchased hardware and software, and costs related to technical support services. Amortization of capitalized software costs and costs of acquired technology are included in the cost of revenues.

Advertising Costs

Advertising costs are expensed when incurred. Total advertising expense wereRMB133,247, RMB136,500, and RMB283,710(US$45,077) for the years ended December 31, 2009, 2010 and 2011, respectively.

Income Taxes

The Group recognizes deferred income taxes under the asset and liability method. Deferred income taxes are recognized for differences between the financial statement carrying amounts and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. A valuation allowance is recorded against deferred tax assets if management does not believe the Group has met the “more likely than not” standard imposed by ASC subtopic 740-10.

The Group adopted the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall, on January 1, 2008. ASC 740-10 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group did not incur a cumulative effect adjustment upon adoption of ASC 740-10 nor did the standard have a material impact on the Group’s financial statements for the years ended December 31, 2009, 2010 and 2011.

In general, the PRC tax authorities have up to five years to conduct examinations of the Group’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2007-2011 remain open to examination by the respective taxing jurisdictions.

Statutory Reserves

eFuture Beijing, as a wholly foreign owned enterprise incorporated in the PRC, is required on an annual basis to make appropriations of net profits, after the recovery of accumulated deficit, to a general reserve fund and a staff bonus and welfare fund. These reserve funds are set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (the “PRC GAAP”). The percentage of the appropriation for general reserve fund is at least 10%, and the percentage of the appropriation for staff bonus and welfare fund is at the discretion of its boards of directors.

Wangku, Biaoshang and Changshengtiandi, as domestic enterprises incorporated in the PRC, are required on an annual basis to make an appropriation of net profits, after the recovery of accumulated deficit, to a statutory reserve fund. The statutory reserve fund is set at the percentage of not lower than 10% of the after-tax profit determined in accordance with the PRC GAAP.

Once the level of the general reserve fund and the statutory reserve fund reach 50% of the registered capital of the underlying entities, further appropriations to these funds are discretionary. The Group’s statutory reserves can only be used for specific purposes of enterprises expansion and staff bonus and welfare, and are not distributable to the shareholders except in the event of liquidation. Appropriations to these funds are accounted for as transfers from retained earnings to the statutory reserves.

For the years ended December 31, 2009 and 2010, respectively, no appropriation was made to the above statutory reserves. For the year ended December 31, 2011, RMB221,507 was made to statutory reserves of eFuture Beijing. As of December 31, 2010 and 2011, the amount comprising the general reserve fund of RMB3,084,020 and RMB3,305,527, respectively.

Dividends

Dividends are recorded when declared. No dividends were declared for the years ended December 31, 2009, 2010 and 2011, respectively.

PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC GAAP. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves (see note 2, Statutory Reserves).

Convertible Debt and Embedded Derivatives

The Group applies ASC subtopic 470-20 (“ASC 470-20”), Debt with Conversion Options— Recognition. The Group identifies any embedded derivative instruments that may be contained within its convertible debt instruments in accordance with the provisions of ASC subtopic 815-10 (“ASC 815-10”),Derivatives and Hedging — Overall and records the fair value of such derivatives separately from the value of the host instrument. Changes in the fair value of the derivative instruments are recorded in the consolidated statements of operations for each reporting period. The fair value of the embedded derivative is bifurcated from the host contract at inception and is recorded as a discount to the face value of the convertible debt. The discount is amortized as additional finance cost over the period of the debt. Refer to note 16 for more detail.

Net Earnings (Loss) per share of Ordinary shares

Basic earnings (loss) per share is computed by dividing net income (loss)attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss)attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive potential ordinary equivalents shares outstanding during the period. Potential ordinary shares equivalents consist of shares issuable upon the conversion of preferred stock, convertible notes, the exercise of stock options and warrants and restricted shares subject to cancellation.

Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC subtopic 718-10(“ASC 718-10”), Compensation-Stock Compensation: Overall. Under the provisions of ASC 718-10, share-based compensation cost is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes-Merton (BSM) option-pricing model and is recognized as expense net of a forfeiture rate over the requisite service period. The BSM model requires various highly judgmental assumptions including volatility and expected option life. Volatility is measured using historical daily price changes of ordinary shares over the respective expected life of the option. Expected option life is the number of years that the Company estimates, based on the vesting and contractual terms and employee demographics. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change. If any of the assumptions used in the BSM model change significantly, share-based compensation expenses may differ materially in the future from that recorded in the current period.

Recently Enacted Accounting Standards

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income: Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This guidance allows the FASB to rede liberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other: Testing Goodwill for Impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group is now assessing the impact on its financial condition or results of operations for adoption of this accounting pronouncement.

In December 2011, the FASB has issued ASU No. 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

Disposition and Discontinued Operations	12 Months Ended
Dec. 31, 2011
Disposition and Discontinued Operations [Abstract]
Disposition and Discontinued Operations [Text Block]

NOTE 3.Disposition and Discontinued Operations

On July 16, 2010, the Company sold its 51%ownership stake in Biaoshang to Mr. Peter Jiang, Biaoshang’s founder and Chief Executive Officer, for cash consideration of RMB3,468,000. The Company will not have any continuing involvement in the operations of Biaoshang.

On March 13, 2011, the Company sold its 51% ownership stake in Wangku to Mr. Wang Haibo, Wangku’s founder and Chief Executive Officer, for cash consideration of RMB6,000,000 (US$953,304). The Company will not have any continuing involvement in the operations of Wangku.

After disposal of Biaoshang and Wangku, they were no longer related parties of the Company.

The financial results of the discontinued operations for the years ended December 31, 2009, 2010 and 2011 were as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the
				Year Ended
	For the Years Ended December 31,			December 31,
	2009	2010	2011	2011
Revenues
Service fee revenue	¥13,431,755	¥9,235,836	¥1,740,799	$276,585
Total Revenues	13,431,755	9,235,836	1,740,799	276,585

Cost of revenues
Cost of service fee revenue	(1,412,821)	(1,026,319)	(192,320)	(30,557)
Amortization of acquired technology	(469,389)	(320,312)	(48,097)	(7,641)
Total Cost of Revenues	(1,882,210)	(1,346,631)	(240,417)	(38,198)

Gross Profit	11,549,545	7,889,205	1,500,382	238,387

Operating Expenses
General and administrative expenses	(9,116,300)	(7,513,153)	(1,560,645)	(247,962)
Selling and distribution expenses	(6,764,473)	(3,699,450)	(1,025,957)	(163,008)
Impairment loss of goodwill	(762,000)	-	-	-
Total Operating Expenses	(16,642,773)	(11,212,603)	(2,586,602)	(410,970)

Loss from operations	(5,093,228)	(3,323,398)	(1,086,220)	(172,583)

Other income (expenses)
Interest income	4,805	1,683	2	-
Interest expenses	(172,252)	(276,447)	(5,600)	(890)
Gain on extinguishment of debt	-	234,397	-	-
Income on investments	-	3,427,236	6,701,170	1,064,709
Gain (Loss) before income tax	(5,260,675)	63,471	5,609,352	891,236
Less: Income tax expenses	116,912	-	-	-
Gain (Loss) from discontinued operations	¥(5,377,587)	¥63,471	¥5,609,352	$891,236

The assets and liabilities of the discontinued operations as of December 31, 2010 and 2011were as follow:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Current assets of discontinued operations
Cash and cash equivalents	¥516,322	¥-	$-
Trade receivables, net of allowance for doubtful accounts of ¥5,074,647and nil, respectively	750,334	-	-
Other current assets	326,357	-	-
Total current assets of discontinued operations	¥1,593,013	¥-	$-
Non-current assets of discontinued operations
Property and equipment, net of accumulated depreciation of ¥1,312,801andnil, respectively	¥891,334	¥-	$-
Intangible assets, net of accumulated amortization of ¥596,405and nil, respectively	2,866,595	-	-
Goodwill	9,504,191	-	-
Total non-current assets of discontinued operations	¥13,262,120	¥-	$-

Liabilities of discontinued operations
Trade and other payables	¥7,566,523	¥-	$-
Other payables due to eFuture Beijing	3,095,000	-	-
Advances from customers	7,382,624	-	-
Other current liabilities	138,328	-	-
Total liabilities of discontinued operations	¥18,182,475	¥-	$-

The other payables due to eFuture Beijing were entrusted loans from eFuture Beijing to Biaoshang and Wangku, which was previously eliminated when the Biaoshang and Wangku had not been treated as discontinued operations. They were also presented as other receivables due from previously consolidated entities in the consolidated balance sheets.

As of December 31, 2011, the Company made a bad debt provision of RMB1,200,000 for other receivables due from previously consolidated entities, as certain circumstance indicated that the collectability of it could not be reasonably assured.

Trade Receivables	12 Months Ended
Dec. 31, 2011
Trade Receivables [Abstract]
Trade Receivables [Text Block]

NOTE 4. TRADE RECEIVABLES

The trade receivables amount included in the consolidated balance sheets as of December 31, 2010 and 2011 were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Trade receivables	¥17,564,984	¥23,463,849	$3,728,030
Less : Allowance for doubtful accounts	(2,987,733)	(3,559,207)	(565,501)
Trade receivables, net	¥14,577,251	¥19,904,642	$3,162,529

The movement of the allowance for doubtful accounts during the years was as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Balance at the beginning of the year	¥2,088,870	¥2,987,733	$474,703
Provision for the year	2,416,346	4,118,618	654,382
Write-offs	(1,517,483)	(3,547,144)	(563,584)
Balance at the end of the year	¥2,987,733	¥3,559,207	$565,501

Inventory And Work In Process	12 Months Ended
Dec. 31, 2011
Inventory And Work In Process [Abstract]
Inventory And Work In Process [Text Block]

NOTE 5. INVENTORY AND WORK IN PROCESS

The inventory amounts included in the consolidated balance sheets as of December 31, 2010 and 2011 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Work in process	¥15,665,108	¥23,687,248	$3,763,525
Purchased hardware and software held for resale	3,098,844	8,822,088	1,401,689
Less: Inventory provision	(3,138,266)	(4,507,846)	(716,225)
Total inventories, net	¥15,625,686	¥28,001,490	$4,448,989

The movement of inventory provision related to loss making contracts during the years was as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Balance at the beginning of the year	¥1,103,382	¥3,138,266	$498,620
Add: Current year additions	3,138,266	4,184,469	664,845
Less: Current year reversal	(1,103,382)	(2,814,889)	(447,240)
Balance at the end of the year	¥3,138,266	¥4,507,846	$716,225

Property And Equipment,Net	12 Months Ended
Dec. 31, 2011
Property And Equipment,Net [Abstract]
Property And Equipment,Net [Text Block]

NOTE 6. PROPERTY AND EQUIPMENT, NET

Property and equipment included in the consolidated balance sheets as of December 31, 2010 and 2011 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Motor vehicles	¥1,303,570	¥1,243,443	$197,563
Leasehold improvements	2,316,999	2,477,265	393,598
Office equipment	4,929,463	4,994,735	793,585
Communication equipment	61,963	61,871	9,830
Software	647,622	902,188	143,343
Total	9,259,617	9,679,502	1,537,919
Less: Accumulated depreciation	(4,641,786)	(5,748,528)	(913,349)
Property and equipment, net	¥4,617,831	¥3,930,974	$624,570

Depreciation expense was RMB1.0 million, RMB1.7 million and RMB2.0 million (US$0.3 million) for the years ended December 31, 2009, 2010, and 2011, respectively.

Goodwill And Intangible Assets,Net	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets,Net [Abstract]
Goodwill and Intangible Assets,Net [Text Block]

NOTE 7. GOODWILL AND INTANGIBLE ASSETS, NET

The carrying amount of goodwill included in the consolidated balance sheets as of December 31, 2010 and 2011 were RMB80,625,667 (US$12,810,128). The balance represents the goodwill arising from the Group’s acquisition of Royalstone, Health Field and Proadvancer.

The Group completed its annual impairment test of goodwill using a discounted cash flow method and determined that the carrying value of the reporting unit exceeded its fair value. The value of the reporting unit implied by the test was based on management’s assessment of the Group’s business strategy and the related expected future cash flows based on working capital requirements. The Group has not recognized any impairment loss on goodwill.

The Group completed its annual impairment test of goodwill as of December 31, 2009 arising from its acquisition of 51% equity interest in Wangku using the same method mentioned above and determined that the carrying value of the reporting unit exceeded the fair value of the reporting unit. The value of the reporting unit implied by the test was based on management’s current assessment of the time frame for recovery of the retail and consumer goods industries and the related expected future cash flows based on working capital requirements. In addition, the lack of success in implementing new sales capabilities and practices at Wangku to convert more prospects into actual deals due to general economic conditions and competition from existing competitors also attributed to reductions in expected future cash flows. The Group recorded a goodwill impairment loss of RMB762,000, nil and nil for the years ended December 31, 2009, 2010 and 2011, respectively.

Intangible assets included in the consolidated balance sheets as of December 31, 2011 and 2010 comprised of:

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥32,970,671	¥3,299,332	$524,211
Software	5 years	6,588,516	5,327,401	1,261,115	200,371
Internally generated software	4 years	39,803,101	27,548,572	12,254,529	1,947,049
Trademark	Indefinite	376,000	-	376,000	59,740
Balance at December 31, 2011		¥83,037,620	¥65,846,644	¥17,190,976	$2,731,371

	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48 years	¥36,270,003	¥26,426,893	¥9,843,110
Software	5 years	6,573,943	4,019,688	2,554,255
Internally generated software	4 years	33,658,347	24,241,241	9,417,106
Trademark	Indefinite	2,450,000	-	2,450,000
Balance at of December 31,2010		¥78,952,293	¥54,687,822	¥24,264,471

Amortization expense for the years ended December 31, 2009, 2010 and 2011 was RMB15.8 million, RMB15.1million and RMB11.2million(US$1.8 million), respectively. Unamortized capitalized software costs as of December 31, 2010 and 2011 was RMB3.7 million and RMB8.1 million (US$1.3 million), respectively.

The Group determined the fair value of intangible assets based on the expected future cash flows generated by them. The Group recorded an impairment loss of RMB2.4 million and RMB2.06 million (US$0.33 million) for the years ended December 31, 2010 and 2011, respectively for certain internally generated software which had or were not expected to generate future revenue, or be sellable to a third party, and did not fit the Company’s development strategy going forward. In addition, the Group recorded an impairment loss of nil and RMB2.07 million (US$0.33 million) for the years ended December 31, 2010 and 2011, respectively for a trade name acquired during the business combination in 2007 which was not expected to generate sufficient future cash flow as the market is inclined to pursue more advanced technical platform than that under this trade name.

Estimated aggregate amortization related to the existing intangible assets with definite lives for the each of succeeding five years is as follows:

	Chinese Yuan
	(Renminbi)	U.S. Dollars
For the years ending December 31,
2012	¥6,514,204	$1,035,003
2013	3,297,631	523,941
2014	2,839,931	451,220
2015	2,495,640	396,517
2016	1,496,324	237,742
Thereafter	171,246	27,207

Other Payables	12 Months Ended
Dec. 31, 2011
Other Payables [Abstract]
Other Payables [Text Block]

NOTE 8. OTHER PAYABLES

Other payables included in the consolidated balance as of December 31, 2010 and 2011 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Social welfare accrual	¥7,653,491	¥9,469,618	$1,504,571
Expenses payable to employees	1,558,915	1,463,057	232,456
Individal income tax payable	1,426,367	1,411,652	224,289
Miscellaneous payable	597,754	180,973	28,754
Total other payables	¥11,236,527	¥12,525,300	$1,990,070

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses [Text Block]

NOTE 9. ACCRUED EXPENSES

Accrued expenses included in the consolidated balance sheets as of December 31, 2010 and 2011 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Accrued payroll	¥13,414,129	¥11,327,859	$1,799,815
Accrued rental fee	-	1,069,196	169,878
Accrued audit fee	1,016,400	905,175	143,818
Other accruals	1,570,437	1,161,883	184,605
Total accrued expenses	¥16,000,966	¥14,464,113	$2,298,116

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity [Text Block]

NOTE 10. STOCKHOLDERS’ EQUITY

Preferred stock

The Company’s Articles of Association allows for the issuance of convertible preferred stock in the amount of 10,000,000 shares at a par value of $0.0756 per share with the rights as described in those articles. Holders of the preferred stock have the same voting rights as holders of ordinary stock. All other material rights are to be determined by special resolution of the Company. No shares of convertible preferred stock have been issued as of December 31, 2010 and 2011.

Ordinary shares

During October 2006 the Company closed its initial public offering of 1,133,500 ordinary shares at RMB47.27 per share under the terms of the offering and realized gross proceeds of RMB53,581,679 before cash offering costs of RMB8,738,655. In addition, the Company issued the placement agents warrants to purchase 113,350 ordinary shares at RMB56.19 per share for a period of five years. The Company accounted for the warrants as an additional offering cost. On December 21, 2007, warrants to purchase 20,000 ordinary shares were exercised. The Company received RMB1,060,992 proceeds and recorded RMB1,049,852 additional paid-in capital. On October 3, 2007, $5,000,000 of convertible notes was converted into 200,080 ordinary shares at a conversion price of $24.99 per share; the Company recorded RMB47,305,512 additional paid-in capital for this conversion. In connection with the Royalstone acquisition, the Company issued 71,122 ordinary shares on December 31, 2007 as part of the satisfaction of the purchase obligation.

On January 3, January 7, March 19 and May 5 of 2008, warrants to purchase 20,000, 16,675, 16,675 and, 17,500 ordinary shares were exercised by the placement agents of the initial public offering, respectively. The Company received RMB3,657,908 proceeds and recorded RMB3,619,526 additional paid-in capital. In July and August of 2008, US$4,000,000 of convertible notes was converted into 210,526 ordinary shares at a conversion price of $19 per share; the Company recorded RMB14,834,371 additional paid-in capital for this conversion. In connection with the Royalstone acquisition, the Company issued 66,035 ordinary shares on September 1, 2008 as part of the satisfaction of the purchase obligation, and finally, the Company issued 83,944 and 6,184 ordinary shares on September 1, 2008 and November 25, 2008 to the Proadvancer and Health field acquisition, respectively.

On November 18, 2009, in connection with the Health field acquisition, the Company issued 6,183 ordinary shares as the final satisfaction of the purchase obligation.

On December 11, 2009, the Company adopted a share incentive plan (the “2009 Plan”), which reserved 332,000 ordinary shares for issuance. Under 2009 Plan, 84,000 and 69,000 restricted shares are granted to members of the board of directors and senior management, respectively. The Company recorded RMB1,711,356 additional paid-in capital for this award. Restricted shares vested over a three year period with the first 25% vested on the grant day. No restricted shares were issued or registered as of December 31, 2011.

On February 11 and February 12, 2010, in connection with Royalstone acquisition and Proadvancer acquisition, the Company issued 169,584 and 60,405 ordinary shares as the final satisfaction of the purchase obligations, respectively.

On March 29 and April 15, 2010, options to purchase 793 and 330 ordinary shares were exercised by two employees, respectively.

On September 23, 2010, the Company signed a Share Purchase Agreement (“September Agreement”) to sell 337,685 ordinary shares to 13 purchasers including board members, management and key employees of the Company for total cash consideration of RMB12.2 million (US$1.8 million). The price of the shares is equal to US$5.37 per share, the average closing price of the Company’s ordinary shares for the 20 consecutive trading days ending on, and including, September 23, 2010. 152,604 of the shares was purchased by eFuture Inc., a Cayman Islands holding company controlled by the Company’s chairman and Chief Executive Officer, Adam Yan. The remaining 185,081 shares were sold to 12 individuals including a board member (other than independent directors), management and key employees of the Company. The net proceeds from the sale of ordinary shares is used for general corporate purposes. The shares are restricted within 180-day lockup periods. The issuance or register of such shares was completed on January 6, 2011.

Subsequent to the issuance in September Agreement, the Company was contacted by both Capital Ventures International (“Capital Ventures”) and Hudson Bay Master Fund Ltd. (“Hudson Bay”), each of which holds Series A Warrants in connection with a financing transaction completed on March 13, 2007. Each of Capital Ventures and Hudson Bay claimed that the September Agreement constituted a dilutive issuance under their outstanding Series A Warrants. While the Company disagreed at the time with this analysis, it recognized that an adverse judicial determination could result in substantial dilution to existing shareholders if the anti-dilution features of the warrants were triggered. Specifically, the investors currently hold 184,077 warrants in the aggregate, exercisable at $28.25 per warrant. If a court determined that the anti-dilution provision was triggered, then these warrants would be exchanged for 968,376 warrants at an exercise price of $5.37 per share.

In order to settle the disagreement with the warrant holders, the Company agreed with each of Capital Ventures and Hudson Bay to exchange the existing Series A Warrants for an equal number of new Series A Warrants and an additional 20,000 ordinary shares. On November 29, 2010, the Company entered into two separate exchange agreements (the “November Agreements”) with Capital Ventures and Hudson Bay, whereby the Company exchanged the outstanding Series A Warrants held by each of Capital Ventures and Hudson Bay for a new Series A Warrants to purchase the same number of ordinary shares and under exactly the same terms prescribed by the Series A Warrants and an additional 20,000 ordinary shares of the Company which were restricted and could not be offered for sale, sold, transferred or assigned prior to May 28, 2011, respectively. The issuance or register of such shares was completed on January 6, 2011.

The fair value of the ordinary shares of RMB1.4 million was recorded as additional paid-in capital and finance cost in the consolidated financial statements for the year ended December 31, 2010.

Share-Based Awards Plan	12 Months Ended
Dec. 31, 2011
Share-Based Awards Plan [Abstract]
Share-Based Awards Plan [Text Block]

NOTE 11. SHARE-BASED AWARDS PLAN

On April18, 2001, the Company adopted the 2001 Option Plan (the “2001 Plan”), under which 59,063 stock options were granted to key employees, each with an exercise price of $4.71, a contractual life of 11 years and evenly vest over a five-year period.

Under the 2001 Plan, the Company’s board of directors may amend or terminate the Plan at any time if required under the Plan, subject to shareholders’ approval.

On January 31, 2007, the Company adopted the 2005 Option Plan Set One (the “2005 Plan I”), under which 65,875 stock options were granted to key employees (including directors and senior management who are key employees), each with an exercise price of $25.42, a contractual life of 10 years and evenly vest over a five-year period.

On September 17, 2007, the Company adopted the 2005 Option Plan Set Two (the “2005 Plan II”), under which 65,800 stock options were granted to key employees, each with an exercise price of $11.71, a contractual life of 10 years and evenly vest over a five-year period.

Under the 2005 Plan I and Plan II, the Company’s board of directors may amend or terminate the Plan at any time if required under the Plan, subject to shareholders’ approval.

On December 11, 2009, the Company adopted a share incentive plan (the “2009 Plan”), which provided for the granting of share incentives, including Incentive Stock Option (ISO) and restricted shares to the key employees. Under the 2009 Plan, 175,000 stock options were granted to the key employees with an exercise price of $6.55 and a contractual life of 10 years,84,000 and 69,000 restricted shares are granted to members of the board of directors and senior management, receptively, with no cash consideration. Pursuant to the 2009 Plan, options and restricted shares evenly vest over a three-year period with the first 25% vested on the grant day.

The 2009 Plan is administered by the Company’s Nominee and Compensation Committee. The Nominee and Compensation Committee has the authority to determine the individuals who will receive grants, the type of grant, the number of shares subject to the grant, the terms of the grant, the time the grants will be made, the duration of any exercise or restriction period, and to deal with any other matters arising under the Plan. The Company’s board of directors may amend or terminate the Plan at any time if required under the Plan, subject to shareholders’ approval.

On December 20, 2011, the Company’s stockholders approved the Company’s 2011 Share Incentive Plan (the “2011 Plan”), which provides for the granting of equity incentives, including stock options and restricted shares to the key employees. Under the 2011 Plan, 393,745 ordinary shares were reserved for grant in accordance with its terms. No options or restricted shares were granted as of December 31, 2011 under the 2011 Plan.

The fair value of options granted is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2005 Plan I	2005 Plan II	2009 Plan
Grant date	January 31, 2007	September 17, 2007	December 11, 2009
Expected life	6.5 years	6.5 years	5.25 years
Risk-free interest rate	4.82%	4.32%	2.94%
Expected volatility	75%	75%	100%
Expected dividend yield	0%	0%	0%
Forfeiture rate	3%	3%	3%

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock volatility. Because the Company’s employee stock options have characteristics significantly different from those of traded options, and because changes in subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options. The Company recognized share-based compensation expense of 2005 Plan using a straight line basis over the requisite service period, whereas, the Company recognized share-based compensation expense of 2009 Plan using a graded vesting attribution method.

A summary of option activity as of December 31, 2011, and changes during the year then ended is presented below:

	Number	Weighted-Average Exercise Price	Aggregate Intrinsic Value	Weighted-Average Remaining Contractual Term (years)
Outstanding as of January 1, 2011	330,000	$10.48
Add: Granted	-	-
Less: Exercised	-	-
Expired	10,504	$8.95
Forfeited	10,030	$8.24
Outstanding as of December 31, 2011	309,466	$10.91	$-	5.77
Exercisable as of December 31, 2011	250,896	$10.78	$-	5.48

For the year ended December 31, 2011, the number and weighted-average grant-date fair value for the Company’s non-vested stock options were as follows:

	Number	Weighted-Average Grant-date Fair Value
Non-vested on January 1, 2011	127,390	$9.79
Add: Granted	-	-
Less: Vested	58,790	$10.11
Forfeited	10,030	$6.09
Non-vested on December 31, 2011	58,570	$10.12

For the year ended December 31, 2011, the number and weighted-average grant-date fair value for the Company’s non-vested restricted shares were as follows:

	Number	Weighted-Average Grant-date Fair Value
Non-vested on January 1, 2011	73,500	$6.55
Add: Granted	-	-
Less: Vested	34,750	$6.55
Forfeited	4,000	$6.55
Non-vested on December 31, 2011	34,750	$6.55

The weighted-average grant-date fair value of stock options and restricted shares granted for the year ended December 31, 2009 was US$5.02 and US$6.55, respectively. No stock options or restricted shares were granted in 2010or 2011.

The total intrinsic value of stock options exercised for the year ended December 31, 2010 was US$1,887. No stock options were exercised in 2009 or 2011.

The total fair value of stock options vested for the years ended December 31, 2009, 2010 and 2011 were RMB4.4 million, RMB4.25 million and RMB3.74 million (US$0.6 million), respectively.

The total fair value of restricted shares vested for the years ended December 31, 2009, 2010 and 2011 were RMB1.7 million, RMB1.6 million and RMB1.4 million (US$0.2 million), respectively.

Total compensation cost for share-based payment arrangement recognized for the years ended December 31, 2009, 2010 and 2011 were RMB6.2 million, RMB5.5 million and RMB5.3 million (US$0.8 million), respectively.

As of December 31, 2011, the total compensation cost related to stock options and restricted shares not yet recognized were RMB3.8 million (US$0.6 million) and RMB1.6 million (US$0.3 million), respectively, which are expected to be recognized over a weighted-average period of 1 year and 1 year, respectively.

The Company received cash proceeds of RMB36,068 (US$5,465) from exercise of stock options for the year ended December 31, 2010. No stock options were exercised in 2009 or 2011.

Non-controlling Interest	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest [Abstract]
Noncontrolling Interest [Text Block]

NOTE 12. NON-CONTROLLING INTEREST

On January 1, 2009, the Group adopted FASB Accounting Standards Codification (“ASC”) 810-10-65, “Consolidations -Overall -Transition and Open Effective Date Information”. This accounting standard defines a non-controlling interest in a subsidiary as the portion of the equity (net assets) in a subsidiary not attributable, directly or indirectly, to a parent and requires a non-controlling interest to be presented as a separate component of equity in the consolidated balance sheet. This standard also modifies the presentation of net income by requiring earnings and other comprehensive income to be attributed to controlling and non-controlling interest.

Previously, non-controlling interest’s share of loss is only limited to the capital contribution in the entity and any excess loss is absorbed in the consolidation of majority shareholder. As a result of the adoption of this standard, Biaoshang and Wangku were in net deficit positions that the previous non-controlling interest should share their loss with effective from 2009.

Variable Interest Entities And Other Long-term Investment	12 Months Ended
Dec. 31, 2011
Variable Interest Entities And Other Longterm Investment [Abstract]
Variable Interest Entities And Other Longterm Investment [Text Block]

NOTE 13. VARIABLE INTEREST ENTITIES AND OTHER LONG-TERM INVESTMENT

(a) Variable interest entities

ASC 810, Consolidation, requires a variable interest entity to be consolidated by a company if that company is the primary beneficiary of that variable interest entity.

To satisfy PRC laws and regulations, the Group conducts its internet information and certain other businesses in the PRC via its variable interest entities. These variable interest entities are directly owned by certain employees of the Company. Capital for the variable interest entities is funded by the Company through loans provided to those employees, and is initially recorded as loans to related parties. These loans are eliminated for accounting purposes with the capital of variable interest entities during consolidation.

Under contractual agreements with the Company, employees who are shareholders of the variable interest entities are required to transfer their ownership in these entities to the Company, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Company at any time to repay the loans outstanding. All voting rights of the variable interest entities are assigned to the Company, and the Company has the right to designate all directors and senior management personnel of the variable interest entities. Employees who are shareholders of the variable interest entities have pledged their shares in the variable interest entities as collateral for the loans. As of December 31, 2010 and 2011, the aggregate amount of these loans was RMB9,762,679 and RMB1,500,000, respectively.

As of December 31, 2010, the Company effectively controlled merely one variable interest entity, Wangku, which has been included in discontinued operations and details were disclosed in note 3. As of December 31, 2011, the Company effectively controlled one variable interest entity, Changshengtiandi, which has been included in the consolidated financial statements.

Wangku

Wangku Hutong Information Technology, Co. Ltd., (“Wangku”) is a web enabler of China Yellow Pages and a B2B e-Business service provider. In May 2007, the Company purchased 20% of Wangku’s equity interest at a price of RMB3,000,000 through Xuejun Zhang, an employee of the Company.

The following table summarizes the allocation of the purchase price for the proportionate share of Wangku’s net assets acquired at fair value:

Purchase Price
Cash to acquire 20% of Wangku	¥3,000,000
Less: Fair value of identifiable assets acquired:
Current assets	¥846,792
Fixed assets	203,136
¥1,049,928

Plus: Fair value of liabilities assumed:
Current assets	¥445,796
¥445,796

Excess of cost over fair value of net assets acquired – intangible assets and goodwill	¥2,395,868

The excess cost over the fair value of the net assets acquired has been allocated RMB1,200,000 to distributor network, the only identifiable intangible asset, as of the date of the acquisition. The remaining amount of RMB1,195,868 was recorded as goodwill.

Goodwill and the intangible asset are not deductible for tax purposes. The intangible asset, except for goodwill, is being amortized over its estimated useful life as described above from the date of acquisition and was recorded against the equity in earnings.

Prior to purchase accounting adjustments, Wangku generated net loss of RMB14,489,530 for the period from January 1 to May 13, 2008 and the 20% equity ownership accounted for investment loss of RMB2,929,636 by equity method.

On May 14, 2008, the Company gained effective control over an additional 31% of Wangku for RMB6,762,679 in cash. The acquisition of Wangku has been accounted for as a step acquisition business combination in fiscal year 2008. The Company has allocated the investment basis to the pro rata share of Wangku’s assets and liabilities at each significant acquisition date based on the estimated fair values of such assets and liabilities on such dates, and the excess of the investment basis over the adjusted estimated fair values of such identifiable net assets has been allocated to goodwill. For financial reporting purposes, the Company has accounted for Wangku using the equity method through May 13, 2008, and as a consolidated subsidiary thereafter.

The following table summarizes the allocation of the 31% purchase price for the proportionate share of Wangku’s net assets acquired at fair value at the date of acquisition:

Purchase Price
Cash to acquire an additional 31% of Wangku	¥6,762,679
Less: Fair value of identifiable assets acquired:
Current assets	¥1,321,761
Fixed assets	372,403
¥1,694,164

Plus: Fair value of liabilities assumed:
Current liabilities	¥3,465,288
Non-current liabilities	2,799,519
¥6,264,807

Excess of cost over fair value of net assets acquired – intangible assets and goodwill	¥11,333,322

The excess cost over the fair value of the net assets acquired of RMB2,263,000 has been allocated to distributor network, the only identifiable intangible asset, as of the date of the acquisition, and the remaining amount of RMB9,070,322 was recorded as goodwill.

Wangku realized a net loss ofRMB2.6 million,RMB4.0 million and RMB1.1 million (US$0.2 million)for the years ended December 31, 2009 and 2010, and the period from January 1 to March 13, 2011, the date of disposal Wangku’s equity interests, respectively.

Biaoshang

Biaoshang was incorporated in the PRC in 2000 and engages in B2B business to connect retailers to their suppliers, enabling them to share information and manage work processes in China. On November 6, 2007, the Company effectively controlled 51% of the interest in Biaoshang through Tingchao Zhao, an employee of the Company. Before the transaction, Peter Jiang held 100% equity interest in Biaoshang. Then Peter Jiang sold 51% of the equity interest to Tingchao Zhao, while Peter Jiang held the remaining 49%.

Biaoshang realized a net loss of RMB1.6 million and RMB0.7 million (US$0.1 million) for the year ended December 31, 2009 and the period from January 1 to July 15, 2010, respectively.

Pursuant to the equity interest transfer agreement between Peter Jiang and Tingchao Zhao, the Company is subject to pay a contingent payment of RMB392,877 since the audited net income for the six month period ended June 30, 2008 was more than RMB300,000. This was considered additional purchase consideration and recorded as an increase to goodwill. However, based on the agreement entered into between the Company and Peter Jiang, the CEO of Biaoshang on September 25, 2010, the contingent payment was mutually forgiven. The gains on the extinguishment of the debt were recorded as income on investments for discontinued operations.

Changshengtiandi

Changshengtiandi was incorporated in the PRC in 2011 and is an e-Commerce service provider. On January 18, 2011, the Company entered into a loan agreement with Zou Hongjun, an employee of the Company, pursuant to which the Company provided RMB1,350,000 (US$214,493) to him for obtaining 90% of equity interests in Changshengtiandi. On January 18, 2011, the Company entered into a loan agreement with Zhang Xuejun, an employee of the Company, pursuant to which the Company provided RMB150,000 (US$23,833) to him for obtaining 10% of equity interests in Changshengtiandi. On January 18, 2011, the Company entered into share pledge agreements with Zou Hongjun and Zhang Xuejun, respectively, pursuant to which the two employees of the Company pledged all their equity interests in Changshengtiandi to the Company, and the Company effectively controlled 100% of the interest in Changshengtiandi through Zou Hongjun and Zhang Xuejun.

Changshengtiandi realized a net loss of RMB649,830 (US$103,248) for the period from January 18, 2011 to December 31, 2011.

(b) Other long-term investment

Other long-term investment includes the investment in which the Group does not have the ability to exercise significant influence (generally, when the Group has an investment of less than 20% ownership) and for which there is not a readily determinable fair value, is accounted for using the cost method. Dividends and other distributions of earnings from investee, if any, are included in income when declared.

On March 15, 2010, the Company purchased 15% interest of Fuji Saiwei (Beijing) Technology Co., Ltd., (“cFuture”). The Company recorded an investment on cFuture of RMB240,000 by applying the cost method of accounting. cFuture was incorporated in PRC in 2009 and engages in e-Retail business to render e-service to the retailers.

The Company is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. As of December 31, 2011, the Company determined that such events and changes occurred and were other-than-temporary. Thus, impairment of RMB240,000 was made to write down the asset to its fair value and take the corresponding charge to the consolidated statements of operations.

On September 21, 2010, eFuture Beijing sold the 15% equity interest of Beijing Kubang Fuji New Media Technology Company Limited to a third party with a cash consideration of RMB600,000. The Company recorded an investment loss of RMB54,192 (US$8,211) in the consolidated financial statements.

For the years ended December 31, 2009 and 2010, no impairment loss was recorded in the consolidated financial statements.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transaction [Abstract]
Related Party Transaction [Text Block]

NOTE 14. RELATED PARTY TRANSACTIONS

For the period from March 15, 2010 to December 31, 2010, eService purchased from cFuture was RMB367,000, and the implementation service fee revenue derived from cFuture was RMB35,460. No such transaction occurred in 2011.

The senior Vice President of the Company, Hongjun Zou, is the Chief Executive Officer of cFuture. The Company paid his salary and statutory social welfare on behalf of cFuture of RMB137,939 and RMB150,000 for the years ended December 31, 2009 and 2010, respectively. No such transaction occurred in 2011.

In March 2010, the Company acquired 15% equity interests in aggreage of cFuture from Peter Jiang (the CEO of Biaoshang), Chuangyeqiankun (Beijing) Investments Limited and Weiquan Ren (the director of the Company) with total cash consideration of RMB240,000.

On September 23, 2010, the Company signed a Share Purchase Agreement (“September Agreement”) to sell 337,685 ordinary shares to 13 purchasers. The price of the shares is equal to US$5.37 per share, the average closing price of the Company’s ordinary shares for the 20 consecutive trading days ending on, and including, September 23, 2010. 152,604 of the shares was purchased by eFuture Inc., a Cayman Islands holding company controlled by the Company’s chairman and Chief Executive Officer, Adam Yan. 78,212 and 36,320 of the shares were sold to a board member (other than independent directors) and executive management of the Company, respectively. The issuance or register of such shares was completed on January 6, 2011.

In April 2011, the Company paid car rental fee of RMB135,000 (US$21,449) to Hongjun Zou, the senior Vice President of the Company. For the year ended December 31, 2011, half of this amount was amortized to the income statement prescribed by the contractual term.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes [Text Block]

NOTE 15. INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiary and VIEs in the PRC. Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed.

According to the PRC Corporate Income Tax Law, or the CIT Law, which became effective on January 1, 2008, as further clarified by subsequent tax regulations implementing the CIT Law, foreign-invested enterprises and domestic enterprises are subject to corporate income tax, at a uniform rate of 25%. The CIT rate of enterprises established before March 16, 2007 that were eligible for preferential tax rates according to then effective tax laws and regulations will gradually transition to the uniform 25% CIT rate by January 1, 2013. In addition, certain enterprises may still benefit from a preferential tax rate of 15% under the CIT Law if they qualify as “high and new technology enterprises strongly supported by the state,” subject to certain general factors described in the CIT Law and the related regulations.

In December 2008, the Company’s subsidiary eFuture Beijing was designated as “High and New Technology Enterprises” under the CIT Law, which entitles it to a preferential CIT rate of 15% from 2008 to 2013.Biaoshang and Wangku were subject to a 25% tax rate in 2009, 2010 and 2011, respectively.

The CIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC CIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2011, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

Profit(loss) before tax for the years ended December 31, 2009, 2010 and 2011 was taxed in the following jurisdictions:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2009	2010	2011	2011
PRC	¥2,604,125	¥(431,337)	¥813,814	$129,302
Cayman Islands	(26,105,125)	(20,331,702)	(26,337,315)	(4,184,578)
Loss before income tax	¥(23,501,000)	¥(20,763,039)	¥(25,523,501)	$(4,055,276)

The income tax benefit for the years ended December 31, 2009, 2010 and 2011were as follows:

		Chinese Yuan (Renminbi)		U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,		December 31,
	2009	2010	2011	2011
Current tax before tax loss carry forwards (set-off)	¥307,601	¥55,598	¥1,957,167	$310,962
Tax loss carry forwards (set-off)	(307,601)	(55,598)	162,457	25,812
Current income taxes	-	-	2,119,624	336,774
Deferred income taxes	(1,513,216)	(1,770,001)	(2,691,481)	(427,633)
Total income tax benefit	¥(1,513,216)	¥(1,770,001)	¥(571,857)	$(90,859)

The reconciliation of income tax expenses computed by applying the statutory corporate income tax rate to pre-tax income gain (loss) to the actual tax benefit is as follows:

		Chinese Yuan (Renminbi)		U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,		December 31,
	2009	2010	2011	2011
Income tax computed at statutory tax rate	¥(5,875,250)	¥(5,190,760)	¥(6,380,875)	$(1,013,819)
Difference in tax rate of the Company outside the PRC	6,526,281	5,082,926	6,584,329	1,046,145
Effect of tax holiday for a subsidiary	(260,413)	43,134	(146,364)	(23,255)
Non-deductible expenses	914,169	1,278,601	887,675	141,037
Non-taxable income	(997,186)	(1,158,303)	-	-
Tax loss carry forward (set-off)	(307,601)	(55,598)	162,457	25,812
Witholding income tax for the dividends paid to Cayman Islands company	-	-	1,012,402	160,854
Deferred tax benefit	(1,513,216)	(1,770,001)	(2,691,481)	(427,633)
Total income tax benefit	¥(1,513,216)	¥(1,770,001)	¥(571,857)	$(90,859)

The components of the deferred tax assets and liabilities were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2010	2011	2011
Deferred Tax Assets:
Net operating loss carry forwards	¥-	¥162,457	$25,812
Allowance for doubtful accounts and write offs	797,772	513,230	81,544
Inventory provision	470,740	676,177	107,434
Trade receivables	2,229,072	1,210,198	192,281
Accruals and others	2,505,581	4,566,423	725,531
Valuation allowance	-	(162,457)	(25,812)
Total deferred tax assets	¥6,003,165	¥6,966,028	$1,106,790

Deferred Tax Liabilities:
Inventory and work in process	¥(652,605)	¥(3,095,419)	$(491,813)
Advance from customers	(7,240,596)	(4,114,852)	(653,784)
Intangible assets	(1,838,175)	(792,487)	(125,913)
Total deferred tax liabilities	¥(9,731,376)	¥(8,002,758)	$(1,271,510)

Net deferred tax liabilities	¥(3,728,211)	¥(1,036,730)	$(164,720)

The Group recorded a valuation allowance against the 2011 operating loss carry forwards of Changshengtiandi as of December 31, 2011, as the Group believes it is more likely than not that such deferred tax assets will not be realized. As of December 31, 2010, the Group had no operating loss carry forwards unused.

The Group has evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations. As of and for the years ended December 31, 2010 and 2011, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.

Convertible Notes And Warrants Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Convertible Notes And Warrants Derivative Financial Instruments [Abstract]
Convertible Notes And Warrants Derivative Financial Instruments [Text Block]

NOTE 16.CONVERTIBLE NOTES AND WARRANTS - DERIVATIVE FINANCIAL INSTRUMENTS

On March 13, 2007, the Company closed a Securities Purchase Agreement (the “Agreement”) with three funds affiliated with two institutional investors, pursuant to which the Company raised RMB77,410,000 by issuing $10,000,000 of senior convertible notes along with Series A warrants and Series B warrants.

In connection with the issuance, the Company incurred RMB17,627,511 of loan costs including RMB8,330,570 in cash and RMB9,296,941of warrants issued to the placement agent. Proceeds, net of cash loan costs, were RMB69,079,430. The Company is amortizing the loan costs over the period the convertible notes are outstanding, using the effective interest method.

The convertible notes were due on March 12, 2012 and bear interest per annum as below, payable quarterly:

Period	Interest Rate
March 13, 2007-March 12, 2008	3%
March 13, 2008-March 12, 2009	5%
March 13, 2009-March 12, 2010	7%
March 13, 2010-March 12, 2012	10%

The convertible notes were initially convertible into 400,160 ordinary shares of the Company at $24.99 per share. Pursuant to the Agreement, the conversion price was reset to $19.00 per share on June 11, 2008 since the market price of the Company’s ordinary shares was below $19.00 at that day. The maximum number of Ordinary shares into which the Convertible Notes were convertible, based on a conversion Floor Price of $19.00 per share, was 526,316 Shares. If the Company fails to convert timely, the Company shall pay damages to the Holder for each Trading Day of such Conversion Failure in an amount equal to 1.5% of the product of the sum of the number of Ordinary shares not issued to the Holder on or prior to the Share Delivery Date and to which the Holder is entitled, and the Closing Sale Price of the Ordinary shares on the Share Delivery Date.

The Agreement contains an optional redemption right whereby if the market price of the ordinary shares for any thirty consecutive trading days following the optional redemption eligibility date exceeds 150% of the conversion price $24.99 on the issuance date (subject to appropriate adjustments for share splits, share dividends, share combinations and other similar transactions after the subscription date) and there has been no equity conditions failure, the Company has the right to redeem all or any portion of the remaining unconverted notes.

The Agreement also contains a Make-Whole provision which guarantees the payment of the present value of the interest that, but for the applicable conversion or redemption, would have been paid to the holder through the maturity date minus the amount of interest already paid to the holder through the conversion date or optional redemption date.

The Series A warrants are exercisable by the holder within five years on any day on or after September 9, 2007 for an aggregate of 184,077 Shares, at an initial price of $28.25 per ordinary share, subject to adjustment. Series B warrants have expired since they had a one year life and were exercisable on any day on or after September 9, 2007 to purchase an aggregate of 230,097 ordinary shares, with an initial exercise price of $24.99 per Share. Warrants were also issued to the Placement Agent to purchase 73,291 ordinary shares of the Company, exercisable by the Holder within five years on any day on or after September 9, 2007 at an initial price of $24.99. The Series A Warrants, Series B Warrants and Placement Agent Warrants contain a cashless exercise option that if at any time following one calendar year from the Date of Issuance a Registration Statement is not available for the resale of such Unavailable Warrant Shares, the Holder may exercise this Warrant in whole or in part and elect instead to receive upon such exercise the “Net Number” of ordinary shares determined according to the defined formula.

On June 12, 2007, the Securities and Exchange Commission declared the Company’s registration statement effective. The Company did not receive any of the proceeds of the sale of the shares by the Selling Shareholders; however, the Company could receive up to $12,781,841 from the exercise by the Selling Shareholders and Placement Agent of all of the Series A, Series B and Placement Agent warrants at their current prices of $28.25, $24.99 and $24.99, respectively.

The Company identified the following instruments and derivatives requiring valuation and accounting under the relevant guidance applicable to financial derivatives:

·  Conversion price reset feature

·  Company’s optional early redemption right

·  Make-whole provision

·  Warrants with exercise price reset feature

The Company identified the conversion price reset feature, the optional early redemption right and the make-whole provision within the Convertible Notes tore present embedded derivatives. These embedded derivatives were bifurcated from the host debt contracts and accounted for as derivative liabilities in accordance with ASC815. The conversion price reset feature, the optional early redemption right and the make-whole provision within the Convertible Notes were bundled together as a single hybrid compound instrument in accordance with ASC 815 Derivatives and Hedging.

The Company identified the ordinary share warrants to be derivatives. The warrants contain an exercise price reset provision and are classified as a derivative liability.

The single compound embedded derivative within convertible notes was recorded at fair value at the date of issuance (March 13, 2007). The Company utilized a third party valuation firm to determine the fair value of the single compound embedded derivatives by using the Monte Carlo method when the conversion price was adjustable, and by the binomial tree model when the conversion price effectively became fixed, subsequent to the price reset on June 11, 2008. The valuation methodology uses unobservable (Level 3) inputs in calculating fair value.

The derivative was not intended to hedge any specific risk exposures, such as fluctuating interest rates, exchange rates, commodity prices, etc. Therefore, the derivative constituted neither a cash flow hedge, nor a fair value hedge. The volume of derivative activity relates solely to the embedded derivative instrument itself, and changes in fair value thereon.

The effect of the derivative instrument on the consolidated statements of operations for the year ended December 31, 2011was as follows:

	Location of Gain (Loss) Recognized	Amount of Gain (Loss) Recognized in Income Statement for the Year ended December 31, 2011
	in Income Statement	Chinese Yuan (Renminbi)
Derivatives not designated as hedging instruments under ASC 815-10:
Embedded Derivative	Gain on derivatives	¥347,565
Total		¥347,565

The fair value of these derivatives was determined to be RMB87,775,199 and was recorded as a derivative liability at inception. The debt discount amount of RMB77,255,180 is being accreted through charges to the statement of operations using the effective interest method over the period of the note obligations. At December 31, 2010 and 2011, the fair value of the derivatives recognized in the balance sheets was RMB354,420 and RMB3,168 (US$503), respectively. The gain on derivatives recognized in the consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011 wereRMB1,290,329, RMB3,429,479 and RMB347,565 (US$55,223), respectively.

The table below sets forth a summary of changes in the fair value of the Company’s level 3 derivative for the 12 months ended December 31, 2011.

Chinese Yuan
(Renminbi)
Balance as of December 31, 2010	¥354,420
Change in Fair Value of Derivative Liability	(347,565)
Foreign Currency Translation Difference	(3,687)
Balance as of December 31, 2011	¥3,168

The fair value of Series A warrants and Series B warrants at the issuance date was RMB38,619,849 and the fair value of Placement Agent warrants was RMB9,296,941, computed using Black-Scholes pricing model based upon the following assumptions: future estimated volatility of 100%, risk-free interest rate of 4.41% and 4.9%, estimated life of 5.5 years, and 0% dividend yield.

On November 29, 2010, the Company entered into two separate exchange agreements (the “November Agreements”) with Capital Ventures and Hudson Bay to settle a disagreement, whereby the Company exchanged the outstanding Series A Warrants held by each of Capital Ventures and Hudson Bay for a new Series A Warrants to purchase the same number of ordinary shares and under exactly the same terms prescribed by the Series A Warrants and an additional20,000 ordinary shares of the Company which were restricted and could not be offered for sale, sold, transferred or assigned prior to May 28, 2011, respectively. The issuance or register of such shares was completed on January 6, 2011.

In the fourth quarter of 2011, the Company bought back the outstanding convertible notes, and all the unamortized discount on convertible notes and deferred loan costs were charged in the consolidated financial statements. The amortization of discount on convertible notes payable and amortization of deferred loan costs were RMB6.4 million (US$1.0 million) and RMB474,399 (US$75,374), respectively.

Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (loss) Per Share [Abstract]
Earnings (loss) Per Share [Text Block]

NOTE 17. EARNINGS(LOSS) PER SHARE

The following shares were excluded from the calculation of diluted net income (loss) per share as they were anti-dilutive shares as of December 31, 2009, 2010 and 2011:

	Years ended December 31,
	2009	2010	2011
Stock options and warrants	123,087	567,487	592,312
Contingent issuable shares in acquisition obligation	143,991	-	-
Issuable shares from Convertible notes	52,631	52,631	-
Total anti-dilutive shares	319,709	620,118	592,312

The following table is a reconciliation of the numerators and denominators used in the calculation of basic and diluted earnings (loss) per share and the weighted-average ordinary shares outstanding for the years ended December 31, 2009, 2010 and 2011:

	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the
				Year Ended
				December 31,
	2009	2010	2011	2011
Net loss	¥(25,265,497)	¥(17,323,421)	¥(18,830,869)	$(2,991,924)
Net loss from continuing operations	(19,887,910)	(17,386,892)	(24,440,221)	(3,883,160)
Gain (Loss) from discontinued operations	(5,377,587)	63,471	5,609,352	891,236
Basic weighted-average ordinary shares outstanding	3,362,986	3,822,386	4,130,221	4,130,221
Effect of dilutive securities:
Stock options and warrants	33,895	9,417	-	-
Contingent issuable shares in acquisition obligation	-	-	-	-
Diluted weighted-average ordinary shares outstanding	3,396,881	3,831,803	4,130,221	4,130,221
Basic earnings (loss) per share	¥(7.51)	¥(4.53)	¥(4.56)	$(0.72)
-Continuing operations	(5.91)	(4.55)	(5.92)	(0.94)
- Discontinued operations	(1.60)	0.02	1.36	0.22
Diluted earnings (loss) per share	¥(7.51)	¥(4.53)	¥(4.56)	$(0.72)
-Continuing operations	(5.91)	(4.55)	(5.92)	(0.94)
-Discontinued operations	(1.60)	0.02	1.36	0.22

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies [Text Block]

NOTE 18. COMMITMENTS AND CONTINGENCIES

Operating Lease Agreements – Operating lease commitments include the commitments under the lease agreements for the Group’s office premises. The Group leases twelve office facilities throughout China under non-cancelable operating leases with various expiration dates. The amounts of commitments for non-cancelable operating leases in effect at December 31, 2011, were as follows:

	Chinese Yuan
	(Renminbi)	U.S. Dollars
2012	¥6,834,826	$1,085,944
2013	5,173,468	821,981
2014	3,831,232	608,721
2015	1,223,597	194,410
2016	-	-
Total	¥17,063,123	$2,711,056

The Group incurred rental expense, of RMB5,477,804, RMB6,028,173 and RMB7,899,217 (US$1,255,059)for the years ended December 31, 2009, 2010 and 2011, respectively. All leases agreements have different lease periods, ranging from 1 year to 4 years.

Software Infringement Indemnity – Standard software license agreements contain an infringement indemnity clause under which the company agrees to indemnify and hold harmless customers and business partners against liability and damages arising from claims of various copyright or other intellectual property infringements by their software products. The terms constitute a form of guarantee that is subject to the provision.

We estimate the fair value of our indemnification obligations as insignificant, based on our historical experience concerning product and patent infringement claims. Accordingly, we have no liabilities recorded for indemnification under these agreements as of December 31, 2010 and 2011.

Litigation – In August 2002, the Group was sued for the termination of contracts between the Group and another party. The other party sued for costs and losses in the amount of RMB665,500 (US$82,464). The case was resolved on September 26, 2008 and the Group is liable to pay RMB403,300. The Group recorded this amount in other payables as of December 31, 2010. It was paid in 2011.

The Group from time to time is involved in disputes and litigation arising out of the normal course of business. On October 12, 2011, the plaintiff, Microsoft Corporation, filed four software copyright infringement claims against eFuture Beijing at Wuhan Intermediate People’s Court. Under these claims, the plaintiff demands eFuture Beijing’s immediate cease of use of the infringing software products, a damage of total RMB2,000,000 (US$317,768) for the loss suffered by the plaintiff, the recovery for reasonable expenses incurred to the plaintiff and the litigation fees. eFuture Beijing disagrees that Wuhan Intermediate People’s Court has the jurisdiction to hear these cases, and is currently in the process of requesting a review of jurisdiction from the Supreme People’s Court. The Group evaluated that the compensation appealed by the plaintiff was not sufficiently supported by a reasonable basis. Thus the Group did not have any base for estimates of potential losses.

The Group was not aware of any potential unasserted claims that would have a material effect on the Company’s financial condition or results of operations.